46. Risk management (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Risk Management Details 1Abstract
Less than 1 Year	R$ 219,062,744	R$ 186,196,849	R$ 186,373,511
Between 1 and 5 years	147,013,817	117,841,564	99,309,551
More than 5 years	51,745,465	43,218,247	36,250,128
Loans and advances to customers, gross	417,822,026	347,256,660	321,933,190
By internal classification of risk
Low	347,312,357	257,133,115	240,440,294
Medium-low	24,277,404	56,549,196	50,485,682
Medium	26,231,871	11,754,806	11,967,262
Medium-High	3,896,457	8,512,386	7,722,198
High	16,100,937	13,307,156	11,317,754
Loans and advances to customers, gross	R$ 417,822,026	R$ 347,256,660	R$ 321,933,190